Selling and Administrative Expenses	12 Months Ended
Dec. 31, 2023
Selling, general and administrative expense [abstract]
Selling and administrative expenses
25. Selling and administrative expenses
Details of selling and administrative expenses for the years ended December 31, 2023, 2022 and 2021, are as follows:

			(Unit: USD)
Classification	For the year ended 2023	For the year ended 2022	For the year ended 2021
Salaries	2,348,048	2,124,171	2,712,236
Sundry allowances	110,106	91,199	79,529
Miscellaneous salaries	—	9,288	11,894
Severance benefit	198,097	158,813	228,936
Employee benefits	276,654	252,445	241,410
Travel expenses	314,736	268,660	209,412
Entertainment expenses	75,260	37,393	34,537
Communication expenses	22,156	14,593	17,502
Utilities	7,285	18,398	9,626
Electricity	64,427	52,249	46,764
Taxes and dues	120,438	121,199	274,993
Depreciation	303,608	411,596	479,139
Rent	363,459	195,134	71,008
Repairing cost	10,939	106,354	6,755
Insurance	212,261	27,816	33,332
Vehicle maintenance	11,313	4,574	10,797
Research and development expenses	750,309	300,486	927,206
Transportation	183,664	308,279	156,697
Training	828	12	2,240
Publication expenses	17,772	17,819	10,934

			(Unit: USD)
Classification	For the year ended 2023	For the year ended 2022	For the year ended 2021
Packing charge	—	—	8,568
Office supplies	26,475	26,043	12,496
Consumable supplies	37,747	39,790	25,353
Commission	1,093,270	484,107	514,879
Professional fee	1,907,205	1,358,068	3,191,779
Advertisement expense	349,661	225,067	70,549
Export expense	—	—	7,149
Bad debt expenses	2,427,642	46,005	15,586,247
Product warranty expense	29,637	5,503	33,573
Miscellaneous expense	7,788	19,116	20,370
Amortization	1,750,177	1,412,799	1,046,403
Employee share compensation Cost	2,532,821	687,888	277,638
Safety	—	2,755	3,844

Total	15,553,783	8,827,619	26,363,795